Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Right-of-Use Assets
(2)	Right-of-use assets as of December 31, 2023 and 2024 are as follows:

		2023
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	937,481	(281,621)	655,860
Buildings		188,017	(97,444)	90,573
Structures		46,573	(9,217)	37,356
Machinery		26,453	(20,510)	5,943
Ships		4,137,168	(1,823,863)	2,313,305
Vehicles		59,208	(33,717)	25,491
Others (*)		646,894	(411,679)	235,215

	￦	6,041,794	(2,678,051)	3,363,743

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

		2024
		Acquisition Cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	1,017,114	(339,512)	677,602
Buildings		214,258	(108,417)	105,841
Structures		52,983	(12,124)	40,859
Machinery		54,654	(27,594)	27,060
Ships		3,946,265	(2,015,172)	1,931,093
Vehicles		59,402	(38,482)	20,920
Others (*)		686,400	(443,379)	243,021

	￦	6,031,076	(2,984,680)	3,046,396

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

Summary of Changes in Right-of-Use Assets
(3)	Changes in right-of-use assets for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	661,799	2,696	(57,461)	(126)	48,952	655,860
Buildings		74,856	24,622	(32,591)	(904)	24,590	90,573
Structures		23,965	49	(2,471)	(273)	16,086	37,356
Machinery		835	—	(94)	—	5,202	5,943
Ships		2,596,863	199,538	(382,298)	—	(100,798)	2,313,305
Vehicles		14,716	21,097	(10,464)	(1,008)	1,150	25,491
Others		338,091	13,860	(51,138)	(302)	(65,296)	235,215

	￦	3,711,125	261,862	(536,517)	(2,613)	(70,114)	3,363,743

		2024
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	655,860	12,369	(65,245)	(117)	74,735	677,602
Buildings		90,573	61,397	(48,371)	(399)	2,641	105,841
Structures		37,356	4,115	(4,595)	—	3,983	40,859
Machinery		5,943	26,200	(7,083)	—	2,000	27,060
Ships		2,313,305	—	(363,032)	(1,656)	(17,524)	1,931,093
Vehicles		25,491	11,042	(14,167)	(77)	(1,369)	20,920
Others		235,215	17,372	(36,502)	(3)	26,939	243,021

	￦	3,363,743	132,495	(538,995)	(2,252)	91,405	3,046,396

Summary of Lease liabilities
(4)	Lease liabilities as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Less than 1 year	￦	641,525	632,878
1 ~ 5 years		1,898,845	1,817,340
More than 5 years		1,694,730	1,670,416

		4,235,100	4,120,634
Less: Discount		(427,220)	(421,178)

Present value of lease payment	￦	3,807,880	3,699,456

Summary of Liquidity Classification of Lease Liabilities
(5)	The details of the liquidity classification of lease liabilities as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Current lease liabilities	￦	612,765	603,492
Non-current lease liabilities		3,195,115	3,095,964

	￦	3,807,880	3,699,456

Summary of Changes in lease liabilities
(6)	Changes in lease liabilities for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Increase	Decrease	Interest expenses	Others (*)	Ending balance
		In millions of won
Lease liabilities	￦	4,163,143	253,495	(661,665)	87,426	(34,519)	3,807,880

(*)	Including translation effect of foreign currency lease liabilities and others.

		2024
		Beginning balance	Increase	Decrease	Interest expenses	Others (*)	Ending balance
		In millions of won
Lease liabilities	￦	3,807,880	119,161	(695,466)	82,638	385,243	3,699,456

(*)	Including translation effect of foreign currency lease liabilities and others.

Summary of Details of Expense Relating to Lease Contracts As Lessee
(7)	Details of expense relating to lease contracts as lessee for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Depreciation of right-of-use assets	￦	536,517	538,995
Interest expenses of lease liabilities		87,426	82,638
Leases expenses for short-term leases		172,711	152,644
Leases expenses for leases of low-value assets		4,659	3,121
Variable lease payments		62,006	12,420

	￦	863,319	789,818

Summary of Profit and Loss Related To Finance Lease
(2)	Profit and loss related to finance lease for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Finance income on the net investment in the lease	￦	118,695	120,770

Summary of Maturity Analysis of Finance Lease Payments Receivable
(3)	Maturity analysis of the lease payments receivable and reconciliation of the undiscounted lease payments to the net investment in the lease as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Less than 1 year	￦	189,779	213,300
1 ~ 2 years		182,743	217,747
2 ~ 3 years		179,428	204,867
3 ~ 4 years		178,074	193,379
4 ~ 5 years		168,221	184,436
More than 5 years		1,408,350	1,420,807

		2,306,595	2,434,536
Less: Unearned finance income		(1,057,434)	(1,078,138)

Net investment in the lease (*)	￦	1,249,161	1,356,398

(*)	Including the present value of unguaranteed residual value amounting to ￦25,521 million and ￦31,857 million, as of December 31, 2023 and 2024, respectively.

Summary of Changes in Allowance For Doubtful Accounts of Finance Lease Receivables
(4)	Changes in the allowance for doubtful accounts of finance lease receivables for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Beginning balance	￦	4,505	5,256
Bad debt expense		751	—
Reversal		—	(1)

Ending balance	￦	5,256	5,255